Dividends - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Demerger of Consumer Healthcare business
Disclosure of dividends [line items]
Fair value of asset distributed as dividend in specie	£ 15,526